UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________________ to _____________________

Date of Report (Date of earliest event reported)__________________________________________

Commission File Number of securitizer: __________________________________________

Central Index Key Number of securitizer: __________________________________________

________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 00001633194 (MF IVc Depositor, LLC)

Mortgage Fund IVc Trust 2016-RN5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________________________________________
Central Index Key Number of underwriter (if applicable):   ____________________________________________

Stuart Waldman, Senior Vice President, 305-341-5576
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6 for the related information.

Item 3. Exhibits

99. 1 Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative
Schedule 2—Compliance Summary (JC III)
Schedule 3—Exception Report (JC III)
Schedule 4—Itemized Report (JC III)
Schedule 5—Compliance Report Set (AMC)
Schedule 6—Data Integrity Review (AMC)

99.2 Disclosures required by Rule 15Ga-2 for Linear Title & Closing Ltd.

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.3 Disclosures required by Rule 15Ga-2 for Deed Research, Inc. DBA DRI Title & Escrow

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.4 Disclosures required by Rule 15Ga-2 for Lincoln Abstract & Settlement Services, LLC

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.5 Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.6 Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative
Schedule 2—Servicing Notes Review
Schedule 3—Servicing Pay String Review
Schedule 4—Payment Data Validation Review
Schedule 5—BPO Reconciliation Review

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated:  October 21, 2016
MF IVc DEPOSITOR, LLC
(Securitizer)
By:	/s/ Stuart Waldman
Name: Stuart Waldman
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

99. 1 Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative
Schedule 2—Compliance Summary (JC III)
Schedule 3—Exception Report (JC III)
Schedule 4—Itemized Report (JC III)
Schedule 5—Compliance Report Set (AMC)
Schedule 6—Data Integrity Review (AMC)

99.2 Disclosures required by Rule 15Ga-2 for Linear Title & Closing Ltd.

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.3 Disclosures required by Rule 15Ga-2 for Deed Research, Inc. DBA DRI Title & Escrow

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.4 Disclosures required by Rule 15Ga-2 for Lincoln Abstract & Settlement Services, LLC

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.5 Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1—Narrative
Schedule 2—Title & Lien Report

99.6 Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative
Schedule 2—Servicing Notes Review
Schedule 3—Servicing Pay String Review
Schedule 4—Payment Data Validation Review
Schedule 5—BPO Reconciliation Review